Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 27	$ 229
Inventory in progress	2,107	1,301
Finished goods	5,296	5,260
Net – advances from customers	(583)	(720)
Inventory total	$ 6,847	$ 6,070